Financial instruments - Current financial liabilities (Details) - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Current financial liabilities	[1]	€ 149,096	€ 23,468
Current loan liabilities		129,971	1,556
Current portion of lease obligations		19,115	14,825
Other current financial liabilities		€ 10	€ 7,087

[1]	In the annual report 2023, the positions current loan liabilities, current portion of lease obligations and other current financial liabilities are aggregated in order to provide a clearer picture of the financial position. The previous year figures have been adjusted accordingly.